Equity Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plans
Equity Incentive Plans
In order to attract and retain employees, non-employee directors, consultants, and other persons associated with us, we may grant qualified and nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units ("RSUs"), performance shares and performance units under the LKQ Corporation 1998 Equity Incentive Plan (the "Equity Incentive Plan").
We have granted RSUs, stock options, and restricted stock under the Equity Incentive Plan. These awards vest over periods of up to five years. Vesting of the awards is subject to a continued service condition. Each RSU converts into one share of LKQ common stock on the applicable vesting date. Shares of restricted stock may not be sold, pledged or otherwise transferred until they vest. Stock options expire ten years from the date they are granted. We expect to issue new shares of common stock to cover past and future equity grants.
In March 2013, the Compensation Committee approved the cancellation of 671,400 unvested RSUs held by our executive officers and approved the issuance of 946,800 RSUs containing both a performance-based vesting condition and a time-based vesting condition.  Of the 946,800 RSUs, 671,400 were granted as a replacement of the canceled RSUs and include a performance-based condition that the Company reports positive diluted earnings per share, subject to certain adjustments, during the year ending December 31, 2013.  In addition, these RSUs retain the same remaining time-based vesting conditions as the canceled RSUs (vesting in equal tranches each six months beginning July 2013 through either January 2016 or January 2017).  The remaining 275,400 RSUs granted in March 2013 include a performance-based condition that the Company reports positive diluted earnings per share, subject to certain adjustments, during any fiscal year period within five years following the grant date.  In addition, these RSUs include a time-based vesting condition, vesting in equal tranches each six months beginning July 2013 through January 2016. In all cases, both conditions must be met before any RSUs vest. If the applicable performance-based condition of an RSU is not met, the RSU is forfeited.  If and when the performance-based condition is met, all applicable RSUs that had previously met the time-based vesting condition will vest immediately and the remaining RSUs will vest according to the remaining schedule of the time-based condition.
A summary of transactions in our stock-based compensation plans for the nine months ended September 30, 2013 is as follows:

	Shares Available For Grant	RSUs		Stock Options		Restricted Stock
		Number Outstanding	Weighted- Average Grant Date Fair Value	Number Outstanding	Weighted- Average Exercise Price	Number Outstanding	Weighted- Average Grant Date Fair Value
Balance, January 1, 2013	14,643,932	2,351,362	$14.02	9,355,070	$6.90	116,000	$9.47
Granted	(924,312)	924,312	22.18	—	—	—	—
Exercised	—	—	—	(2,143,544)	6.37	—	—
Vested	—	(593,671)	15.04	—	—	(86,000)	9.54
Canceled	177,174	(97,254)	16.14	(79,920)	8.80	—	—
Balance, September 30, 2013	13,896,794	2,584,749	$16.63	7,131,606	$7.04	30,000	$9.30

The RSUs containing a performance-based vesting condition that were granted in replacement of canceled RSUs were accounted for as a modification of the original awards, and therefore are not reflected as grants or cancellations in the table above.
The fair value of RSUs is based on the market price of LKQ stock on the grant date. When estimating forfeitures, we consider voluntary and involuntary termination behavior as well as analysis of historical forfeitures. For valuing RSUs granted during the nine month period ended September 30, 2013, we used forfeiture rates of 10% for grants to employees and 0% for grants to non-employee directors and executive officers. The fair value of RSUs that vested during the nine months ended September 30, 2013 was approximately $14.3 million.
For the 2013 RSU grants that contain both a performance-based vesting condition and a time-based vesting condition, we recognize compensation expense under the accelerated attribution method, pursuant to which expense is recognized over the requisite service period for each separate vesting tranche of the award. For the RSUs that were canceled and replaced, the fair values of the RSUs immediately before and after the modification were the same. As a result, there was no charge recorded in the nine months ended September 30, 2013 and the expense for these RSUs was continued at the grant date fair value. During the three and nine months ended September 30, 2013, we recognized $2.3 million and $6.0 million, respectively, of stock-based compensation expense related to the RSUs containing a performance-based vesting condition. For all other awards, which are subject to only a time-based vesting condition, we recognize compensation expense on a straight-line basis over the requisite service period of the entire award.
The components of pre-tax stock-based compensation expense are as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
RSUs	$4,559	$2,048	$12,674	$6,131
Stock options	1,124	1,720	3,457	5,162
Restricted stock	47	230	161	683
Total stock-based compensation expense	$5,730	$3,998	$16,292	$11,976

The following table sets forth the classification of total stock-based compensation expense included in our Unaudited Consolidated Condensed Statements of Income (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Cost of goods sold	$98	$99	$294	$298
Facility and warehouse expenses	687	648	2,058	1,951
Selling, general and administrative expenses	4,945	3,251	13,940	9,727
	5,730	3,998	16,292	11,976
Income tax benefit	(2,235)	(1,559)	(6,354)	(4,671)
Total stock-based compensation expense, net of tax	$3,495	$2,439	$9,938	$7,305

We have not capitalized any stock-based compensation costs during either of the nine month periods ended September 30, 2013 or 2012.
As of September 30, 2013, unrecognized compensation expense related to unvested RSUs, stock options and restricted stock is expected to be recognized as follows (in thousands):

	RSUs	Stock Options	Restricted Stock	Total
Remainder of 2013	$4,459	$1,123	$47	$5,629
2014	12,829	3,007	139	15,975
2015	9,421	75	—	9,496
2016	5,673	—	—	5,673
2017	2,575	—	—	2,575
2018	96	—	—	96
Total unrecognized compensation expense	$35,053	$4,205	$186	$39,444

Our stock-based compensation expense for the remainder of 2013 related to the RSUs containing a performance-based vesting condition is expected to be $2.3 million.

Equity Incentive Plans
In order to attract and retain employees, non-employee directors, consultants, and other persons associated with us, we may grant qualified and nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance shares and performance units under the LKQ Corporation 1998 Equity Incentive Plan (the “Equity Incentive Plan”). In the first quarter of 2012, our Board of Directors approved an amendment to the Equity Incentive Plan, which was subsequently approved by our stockholders at our 2012 Annual Meeting in May 2012, to explicitly allow participation of our non-employee directors, to allow issuance of shares of our common stock to non-employee directors in lieu of cash compensation, to increase the number of shares available for issuance under the Equity Incentive Plan by 1,088,834, and to make certain updating amendments.
In connection with the amendment to the Equity Incentive Plan, our Board of Directors approved the termination of the Stock Option and Compensation Plan for Non-Employee Directors (the “Director Plan”), other than with respect to any options currently outstanding under the Director Plan. We had not issued options under the Director Plan since 2007. The increase in the number of shares available for issuance under the Equity Incentive Plan as approved by our Board of Directors in the first quarter of 2012 represented the remaining number of shares available for issuance under the Director Plan as of December 31, 2011.
The total number of shares approved by our stockholders for issuance under the Equity Incentive Plan is 69.9 million shares, subject to antidilution and other adjustment provisions, which includes the 1.1 million shares authorized in 2012 and 12.8 million shares authorized in 2011. Of the shares approved by our stockholders for issuance under the Equity Incentive Plan, 14.6 million shares remained available for issuance as of December 31, 2012.
Most of our RSUs, stock options, and restricted stock vest over a period of five years. Vesting of the awards is subject to a continued service condition. Each RSU converts into one share of LKQ common stock on the applicable vesting date. Shares of restricted stock may not be sold, pledged or otherwise transferred until they vest. Stock options expire ten years from the date they are granted. We expect to issue new shares of common stock to cover past and future equity grants.
As a result of the stock split in September 2012 as discussed in Note 1, "Business," the following adjustments were made in accordance with the nondiscretionary antidilution provisions of our 1998 Equity Incentive Plan:  the number of shares available for issuance doubled; the number of outstanding RSUs, shares subject to stock options and shares of restricted stock all also doubled; and the exercise prices of outstanding stock options were reduced to 50% of the exercise prices prior to the stock split.
A summary of transactions in our stock-based compensation plans is as follows:

	Shares Available For Grant	RSUs		Stock Options		Restricted Stock
		Number Outstanding	Weighted Average Grant Date Fair Value	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Grant Date Fair Value
Balance, January 1, 2010	7,285,606	—	$—	18,658,814	$4.41	404,000	$9.50
Granted	(3,423,066)	—	—	3,423,066	9.98	—	—
Exercised	—	—	—	(5,516,310)	2.53	—	—
Vested	—	—	—	—	—	(96,000)	9.51
Cancelled	417,640	—	—	(417,640)	8.06	—	—
Balance, December 31, 2010	4,280,180	—	$—	16,147,930	$6.14	308,000	$9.50
Granted	(1,643,348)	1,643,348	11.80	—	—	—	—
Shares Issued for Director Compensation	(31,166)	—	—	—	—	—	—
Exercised	—	—	—	(2,768,038)	4.31	—	—
Vested	—	(164,862)	11.84	—	—	(96,000)	9.51
Cancelled	346,704	(44,904)	11.77	(301,800)	8.44	—	—
Additional Shares Authorized	12,800,000	—	—	—	—	—	—
Balance, December 31, 2011	15,752,370	1,433,582	$11.80	13,078,092	$6.47	212,000	$9.49
Granted	(1,504,410)	1,504,410	15.86	—	—	—	—
Exercised	—	—	—	(3,446,472)	5.13	—	—
Vested	—	(467,208)	13.09	—	—	(96,000)	9.51
Cancelled	395,972	(119,422)	14.03	(276,550)	8.30	—	—
Balance, December 31, 2012	14,643,932	2,351,362	$14.02	9,355,070	$6.90	116,000	$9.47

In January 2013, our Board of Directors granted 594,700 RSUs to employees. The annual award to executive officers has not been granted as of March 1, 2013.
The following table summarizes information about expected to vest RSUs and restricted stock, and vested and expected to vest options at December 31, 2012:

	Shares	Weighted Average Remaining Contractual Life (Yrs)	Intrinsic Value (in thousands)	Weighted Average Exercise Price
RSUs	2,319,877	3.5	$48,949	$—
Stock options	9,079,684	5.0	129,421	6.85
Restricted stock	116,000	0.6	2,448	—

The aggregate intrinsic value represents the total pre-tax intrinsic value based on our closing stock price of $21.10 on December 31, 2012. This amount changes based upon the fair market value of our common stock. The aggregate intrinsic value of total outstanding RSUs and restricted stock was $49.6 million and $2.4 million at December 31, 2012, respectively.
The following table summarizes information about outstanding and exercisable stock options at December 31, 2012:

	Outstanding			Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Life (Yrs)	Weighted Average Exercise Price	Shares	Weighted Average Remaining Contractual Life (Yrs)	Weighted Average Exercise Price
$1.50 - $3.50	1,357,538	1.6	$2.11	1,357,538	1.6	$2.11
$3.51 - $5.50	1,676,760	3.5	4.85	1,676,760	3.5	4.85
$5.51 - $7.50	2,193,800	6.0	5.98	1,448,330	6.0	5.98
$7.51 - $9.50	215,666	6.1	9.21	160,733	5.8	9.25
$9.51 +	3,911,306	6.3	9.84	2,253,124	6.0	9.78
	9,355,070	5.0	$6.90	6,896,485	4.5	$6.26

The aggregate intrinsic value of outstanding and exercisable stock options at December 31, 2012 was $132.8 million and $102.3 million, respectively.
The fair value of RSUs and restricted stock is based on the market price of LKQ stock on the date of issuance. When estimating forfeitures, we consider voluntary and involuntary termination behavior as well as analysis of historical forfeitures. For valuing RSUs, we used forfeiture rates of 10% for grants to employees and 0% for grants to non-employee directors and executive officers.
The fair value of RSUs that vested during the years ended December 31, 2012 and 2011 was $7.8 million and $2.2 million, respectively. There were no RSU vestings during the year ended December 31, 2010 as we did not issue RSUs prior to 2011. The fair value of restricted stock that vested during the years ended December 31, 2012, 2011 and 2010 was approximately $1.6 million, $1.1 million and $1.0 million, respectively.
We did not grant any stock options during the years ended December 31, 2012 and 2011. For the stock options granted during 2010, the fair value was estimated using the Black-Scholes option-pricing model. The following table summarizes the weighted average assumptions used to compute the fair value of stock option grants:

Year Ended December 31,
2010
Expected life (in years)	6.4
Risk-free interest rate	3.17%
Volatility	43.9%
Dividend yield	0%
Weighted average fair value of options granted	$4.77

Expected life—The expected life represents the period that our stock-based awards are expected to be outstanding. At the last grant date (in 2010), we used the simplified method in developing an estimate of expected life of stock options because we lacked sufficient data to calculate an expected life based on historical experience. Our first annual option grant with a full five year vesting period since we became a public company was on January 13, 2006, and these awards became fully vested in January 2011. Additionally, our options have a ten year life while our existence as a public company was just over six years when the 2010 grant was made. Therefore, we used the simplified expected term method as permitted by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, as amended by Staff Accounting Bulletin No. 110.
Risk-free interest rate—We base the risk-free interest rate used in the Black-Scholes option-pricing model on the implied yield available on U.S. Treasury zero-coupon issues with the same or substantially equivalent remaining term.
Expected volatility—We use the trading history and historical volatility of our common stock in determining an estimated volatility factor for the Black-Scholes option-pricing model.
Expected dividend yield—We have not declared and have no plans to declare dividends and have therefore used a zero value for the expected dividend yield in the Black-Scholes option-pricing model.
Estimated forfeitures—When estimating forfeitures, we consider voluntary and involuntary termination behavior as well as analysis of historical forfeitures. A forfeiture rate of 9% was used for valuing employee option grants, while a forfeiture rate of 0% was used for valuing non-employee director and executive officer option grants.
The total grant-date fair value of options that vested during the years ended December 31, 2012, 2011 and 2010 was $7.2 million, $8.6 million and $7.7 million respectively. The total intrinsic value (market value of stock less option exercise price) of stock options exercised was $45.3 million, $24.8 million and $43.2 million during the years ended December 31, 2012, 2011 and 2010, respectively.
We recognize compensation expense on a straight-line basis over the requisite service period of the award. The components of pre-tax stock-based compensation expense are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
RSUs	$8,411	$3,666	$—
Stock options	6,310	8,129	8,771
Restricted stock	913	913	913
Stock issued to non-employee directors	—	399	290
Total stock-based compensation expense	$15,634	$13,107	$9,974

The following table sets forth the classification of total stock-based compensation expense included in our Consolidated Statements of Income (in thousands):

	Year Ended December 31,
	2012	2011	2010
Cost of goods sold	$376	$327	$278
Facility and warehouse expenses	2,465	2,391	2,069
Selling, general and administrative expenses	12,793	10,389	7,627
	15,634	13,107	9,974
Income tax benefit	(6,097)	(5,059)	(3,920)
Total stock-based compensation expense, net of tax	$9,537	$8,048	$6,054

We have not capitalized any stock-based compensation costs during the years ended December 31, 2012, 2011 or 2010.
As of December 31, 2012, unrecognized compensation expense related to unvested RSUs, stock options and restricted stock is expected to be recognized as follows (in thousands):

	RSUs	Stock Options	Restricted Stock	Total
2013	$8,254	$4,580	$208	$13,042
2014	7,897	3,007	139	11,043
2015	7,861	75	—	7,936
2016	4,394	—	—	4,394
2017	141	—	—	141
Total unrecognized compensation expense	$28,547	$7,662	$347	$36,556